Concentration and Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2014 CNY (¥) Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 524,454	¥ 198,523	¥ 61,830	$ 75,537	$ 28,593	¥ 77,960
Currency Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents | ¥	¥ 77,124	¥ 178,577
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted	51.00%	56.00%	58.00%
Number of customers | Customer	20	20	20